Income Tax (Details 4) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Life reserves method change	$ 4	$ 7
Investments	6
Deferred acquisition costs	807	479
Miscellaneous nonadmitted assets	223	384
Other - accrued general expense	68	140
Subtotal ordinary deferred tax assets	1,108	1,010
Nonadmitted ordinary deferred tax assets	(656)
Admitted ordinary deferred tax assets	452	1,010
Admitted deferred tax assets	452	1,010
Capital deferred tax liabilities:
Investments	(197)	(340)
Subtotal capital deferred tax liabilities	(197)	(340)
Total deferred tax liabilities	(197)	(340)
Net admitted deferred tax asset	255	$ 670
Change [Member]
Deferred tax assets
Life reserves method change	(3)
Investments	6
Deferred acquisition costs	328
Miscellaneous nonadmitted assets	(161)
Other - accrued general expense	(72)
Subtotal ordinary deferred tax assets	98
Nonadmitted ordinary deferred tax assets	(656)
Admitted ordinary deferred tax assets	(558)
Admitted deferred tax assets	(558)
Capital deferred tax liabilities:
Investments	143
Subtotal capital deferred tax liabilities	143
Total deferred tax liabilities	143
Net admitted deferred tax asset	$ (415)